Statement of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 121,493	$ 217,520	$ 186,711	$ 242,974	$ 323,412	$ 42,254
Cost of goods sold	82,061	118,515	158,605	174,424	278,205	56,859
Gross margin	39,432	99,005	28,106	68,550	45,207	(14,605)
Operating expenses:
Research and development	518,632	151,946	1,200,321	200,428	542,492	178,938
Sales and marketing	30,086	102,840	287,642	251,236	329,218	232,411
General and administrative	643,970	954,261	2,457,636	1,904,008	3,753,742	1,036,566
Total operating expenses	1,192,688	1,209,047	3,945,599	2,355,672	4,625,452	1,447,915
Operating loss	(1,153,256)	(1,110,042)	(3,917,493)	(2,287,122)	(4,580,245)	(1,462,520)
Interest Expense	(5,310)	(4,842)	(14,978)	(14,431)	(19,692)	(18,384)
Other expense	(1,259)	0	(4,151)	0	1,505	0
Foreign currency loss	(101)	(1,979)	(822)	(1,979)	(3,071)	(3,211)
Net loss	$ (1,159,926)	$ (1,116,863)	$ (3,937,444)	$ (2,303,532)	$ (4,601,503)	$ (1,484,115)
Net loss per share - basic and diluted	$ (0.03)	$ (0.04)	$ (0.10)	$ (0.11)	$ (0.18)	$ (0.09)
Weighted average shares outstanding basic and diluted	38,435,195	26,025,815	38,094,498	21,411,649	25,370,626	16,873,903